14. 401(k) and Profit-Sharing Plan	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Note 14. 401(k) and Profit-Sharing Plan

The Company has a defined contribution plan covering all employees who meet certain age and service requirements. The pension expense was $624,000 and $617,800 for 2019 and 2018, respectively. These amounts represent discretionary matching contributions of a portion of the voluntary employee salary deferrals under the 401(k) plan and discretionary profit-sharing contributions under the plan.